Document and Entity Information	Feb. 01, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001464423
Document Type	8-K
Document Period End Date	Feb. 01, 2024
Entity Registrant Name	PennyMac Mortgage Investment Trust
Entity Incorporation State Country Code	MD
Entity File Number	001-34416
Entity Tax Identification Number	27-0186273
Entity Address, Address Line One	3043 Townsgate Road
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	(818)
Local Phone Number	224-7442
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.125% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT/PA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series B Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT/PB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.75% Series C Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT/PC
Security Exchange Name	NYSE
Senior Note Due Two Thousand Twenty Eight [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Senior Note Due 2028
Trading Symbol	PMTU
Security Exchange Name	NYSE